Nature of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
NATURE OF THE BUSINESS

1. Nature of the Business

Cryomass Technologies Inc (“Cryomass Technologies” or the “Company”) began as Auto Tool Technologies Inc., which was incorporated under the laws of the State of Nevada on May 10, 2011. The Company’s name was changed to AFC Building Technologies Inc. effective January 10, 2014. Effective April 26, 2018, the Company changed its name to First Colombia Development Corp. Effective October 14, 2019, the Company changed its name to Redwood Green Corp. Effective September 1, 2020, the Company changed its name to Andina Gold Corp. On July 15, 2021, the Company entered into a plan of merger with a wholly-owned subsidiary, the effect of which was to change its name to Cryomass Technologies Inc Our ticker symbol changed from AGOL to CRYM.

On May 10, 2018, the Company acquired all the issued and outstanding share capital of First Colombia Devco S.A.S. (“Devco”) a Colombian company and began to establish various business ventures in Colombia in the agriculture and real estate development, tourism, and infrastructure sectors before commencing to phase them out in April 2019.

On July 1, 2019, the Company acquired 100% of the membership interests in General Extract, LLC (“General Extract”), a Colorado limited liability company. General Extract was founded in 2015 as an importer, distributor, broker and postprocessor of hemp and hemp derivatives. The Company acquired all of the issued and outstanding membership interests, including business plans and access to contacts. Effective August 27, 2021, General Extract became Cryomass LLC.

On July 15, 2019, the Company, through its wholly owned subsidiary Good Acquisition Co., entered into a Membership Interest Purchase Agreement to acquire cannabis brands and other assets of Critical Mass Industries LLC DBA Good Meds (“CMI” and/or “Good Meds”), a Colorado limited liability company (“CMI Transaction”). CMI is licensed by the Marijuana Enforcement Division of Colorado Department of Revenue to produce cannabis and cannabis products under its six licenses. These licenses allow for cultivation, manufacturing of infused products and retail distribution. At the time the Company entered into the Membership Interest Purchase Agreement, Colorado law prohibited public companies, including the Company, from owning cannabis licenses. Under the terms of the Membership Interest Purchase Agreement, CMI retained the cannabis license, inventory and accounts receivable (the “Cannabis License Assets”) and will continue to operate the cannabis business related to those assets. In consideration for the transfer of the acquired assets, the Company delivered 13,553,233 shares of the Company common stock, in addition to $1,999,770 in cash to CMI. (See Note 2 and Note 7).

Good Meds, the operating unit of CMI, is based in Denver, CO, and operates in a 60,000-square-foot cultivation and processing facility. The Denver facility produces cannabis for sale as dry flower and biomass input for processing into Marijuana-Infused Products (“MIP”), such as live resin, wax and budder. Good Meds also operates two medical marijuana dispensaries and related businesses in Colorado (see Note 2). The business has been in operation since 2009. Its mission is to deliver high-quality, safely manufactured, sustainable, innovative, and accessible cannabis products which support individual well-being.

The Company is actively pursuing divestiture of its Colorado-based subsidiaries and assets.

In August 2020, the Company merged with its wholly owned Nevada subsidiary, Andina Gold Corp., and changed its name into Andina Gold Corp. On October 21, 2020, FINRA issued an advisory accepting the company’s name change from Redwood Green Corp to Andina Gold Corp and ticker symbol change to AGOL effective as of October 22, 2020. In August 2020, the Company established a wholly owned Colombian subsidiary, Andina Gold Colombia SAS for the purpose of pursuing opportunities in the gold exploration business in Colombia. In December 2020, due to the death of the top geologist exploring opportunities on behalf of the Company, and the effects of the ongoing Coronavirus pandemic, the Company determined that pursuit of gold exploration in Colombia was no longer a practical alternative.

On June 22, 2021, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Cryocann USA Corp, a California corporation (“Cryocann”), pursuant to which Company acquired substantially all the assets of Cryocann, (the “Cryocann Acquisition”). The Acquisition was consummated on June 23, 2021. The aggregate purchase price for substantially all the assets of Cryocann was $3,500,000 million in cash and 10,000,000 shares of Company common stock (the “Purchase Price”), of which $1,000,000 in cash and 10,000,000 shares of Company common stock were paid at closing and a promissory note was issued for $1,252,316 payable by Company to Cryocann on October 15, 2021, which represents the remaining Purchase Price of $2,500,000 minus the amount owed by Cryocann under a Loan Agreement dated April 23, 2021 by and between Cryocann and Company.

As part of the Cryocann Acquisition, we retained both Cryocann employees, who have expert knowledge of the industry, related participants, customers and the acquired patented technology. Under these employment agreements, each employee may receive compensation if specific performance targets are met in association with our future operating performance once the Cryocann technology enters the market.

Cryocann is a designer and seller of equipment developed on the basis of patented technology for cannabis varieties harvesting, refinement, and extraction. The technology reduces processing costs, increases the quality of the extracted compounds and has potential for other agricultural applications including hemp and hops. The Company is exploring the application of the underlying technology to a broad range of industries that handle high-value materials and that could benefit from our precision capture methods. We anticipate that cannabis and hemp will be the first in a series of such industries. Further, we expect to begin field-testing in the fourth quarter of this year and to start commercialization early in 2022.

1. NATURE OF THE BUSINESS

Andina Gold Corp (“Andina Gold” or the “Company”) began as Auto Tool Technologies Inc., which was incorporated under the laws of the State of Nevada on May 10, 2011. The Company’s name was changed to AFC Building Technologies Inc. effective January 10, 2014. Effective April 26, 2018, the Company changed its name to First Colombia Development Corp. Effective October 14, 2019, the Company changed its name to Redwood Green Corp. Effective September 1, 2020, the Company changed its name to Andina Gold Corp.

On May 10, 2018, the Company acquired all the issued and outstanding share capital of First Colombia Devco S.A.S. (“Devco”) a Colombian company, and began to establish various business ventures in Colombia in the agriculture and real estate development, tourism, and infrastructure sectors before commencing to phase them out in April 2019.

On July 1, 2019, the Company acquired 100% of the membership interests in General Extract, LLC (“General Extract”), a Colorado limited liability company. General Extract was founded in 2015 as an importer, distributor, broker and postprocessor of hemp and hemp derivatives. The Company acquired all of the issued and outstanding membership interests, including business plans and access to contacts.

On July 15, 2019, the Company, through its wholly owned subsidiary Good Acquisition Co., entered into a Membership Interest Purchase Agreement to acquire cannabis brands and other assets of Critical Mass Industries LLC DBA Good Meds (“CMI” and/or “Good Meds”), a Colorado limited liability company (“CMI Transaction”). CMI is licensed by the Marijuana Enforcement Division of Colorado Department of Revenue to produce cannabis and cannabis products under its six licenses. These licenses allow for cultivation, manufacturing of infused products and retail distribution. At the time the Company entered into the Membership Interest Purchase Agreement, Colorado law prohibited public companies, including the Company, from owning cannabis licenses. Therefore, CMI spun off certain assets acquired by the Company. Under the terms of the Membership Interest Purchase Agreement, CMI retained the cannabis license, inventory and accounts receivable (the “Cannabis License Assets”) and will continue to operate the cannabis business related to those assets. In consideration for the transfer of the acquired assets, the Company delivered 13,553,233 shares of the Company common stock, in addition to $1,999,770 in cash to CMI. An additional 1,500,000 shares of Andina Gold common stock were held and retained by the Company until the Cannabis License Assets can be purchased (see Note 2 and Note 7).

Good Meds, the operating unit of CMI, is based in Denver, CO, and operates in a 60,000-square-foot cultivation and processing facility. Good Meds also owns and operates two medical cannabis dispensaries located in Lakewood, CO and Englewood, CO. The business has been in operation since 2009. The Denver facility produces cannabis for sale as dry flower and biomass input for processing into Marijuana-Infused Products (“MIP”), such as live resin, wax and budder.

Andina Gold operates two medical marijuana dispensaries and related businesses in Colorado (see Note 2). Our mission is to deliver high-quality, safely manufactured, sustainable, innovative, and accessible cannabis products which support individual well-being.

In August 2020, the Company merged with its wholly owned Nevada subsidiary, Andina Gold Corp., and changed its name into Andina Gold Corp. On October 21, 2020 FINRA issued an advisory accepting the company’s name change from Redwood Green Corp to Andina Gold Corp and ticker symbol change to AGOL effective as of October 22, 2020 at the opening of the U.S. OTC market. As of October 15, 2020 the Company has redirected its business strategy to seek financing for general operating expenses from the Company’s current shareholders in the form of share subscription and warrants as specifically authorized by the Board in writing on October 15, 2020. Further, the Company is actively pursuing divestiture of its Colorado-based subsidiaries, assets or receivables. In August 2020, the Company established a wholly owned Colombian subsidiary, Andina Gold Colombia SAS. Subject to further discussions, obtaining the necessary local regulatory approvals and regulatory developments, the Company shall identify and pursue gold exploration in Colombia. The Company will need substantial additional capital in order to execute this strategy and there can be no assurance that such quantities of capital can be sourced on reasonable terms, if at all. In addition, there can be no assurance that the Company will be successful in pursuing this strategy. The Company has since determined that pursuit of gold exploration in Colombia is not longer a practical alternative and is considering other strategies to increase shareholder value.